Derivative Financial Instruments (Summary of Notional and Fair Value Amounts of Derivative Instruments Outstanding) (Detail) - JPY (¥) ¥ in Billions		Mar. 31, 2023	Mar. 31, 2022
Derivatives, Fair Value [Line Items]
Notional amount	[1]	¥ 2,279,203	¥ 1,635,837
Interest rate contracts
Derivatives, Fair Value [Line Items]
Notional amount	[1]	1,991,016	1,395,950
Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Notional amount	[1]	257,392	217,462
Equity-related contracts
Derivatives, Fair Value [Line Items]
Notional amount	[1]	7,149	9,887
Credit-related contracts
Derivatives, Fair Value [Line Items]
Notional amount	[1]	22,748	11,857
Other contracts
Derivatives, Fair Value [Line Items]
Notional amount	[1]	898	681
Not Designated as Hedging Instrument
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	12,932	9,723
Fair value of derivative payables	[2]	12,896	9,770
Not Designated as Hedging Instrument | Interest rate contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	8,374	4,624
Fair value of derivative payables	[2]	8,517	4,716
Not Designated as Hedging Instrument | Foreign exchange contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	4,222	4,436
Fair value of derivative payables	[2]	4,013	4,472
Not Designated as Hedging Instrument | Equity-related contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	145	426
Fair value of derivative payables	[2]	197	345
Not Designated as Hedging Instrument | Credit-related contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	144	118
Fair value of derivative payables	[2]	126	121
Not Designated as Hedging Instrument | Other contracts
Derivatives, Fair Value [Line Items]
Fair value of derivative receivables	[2]	47	119
Fair value of derivative payables	[2]	¥ 43	¥ 116

[1]	Notional amount includes the sum of gross long and gross short third-party contracts.
[2]	Derivative receivables and payables are recorded in Trading account assets and Trading account liabilities, respectively.